Discontinued Operations Sale of VitaMedica (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fixed assets, net of accumulated depreciation	$ 1,268,355	$ 913,246
Discontinued Operations - Sale of VitaMedica [Member]
Revenues	8,707,268	7,610,949
Cost of sales	2,051,854	1,362,036
Sales general and administrative expenses	6,076,257	5,891,301
Deprecation and amortization	425,263	527,634
Other expenses	(59,742)	(212,427)
Income (loss) from discontinued operations	213,636	(382,449)
Accounts receivable net of allowance for doubtful accounts	0	289,416
Fixed assets, net of accumulated depreciation	0	83,840
Total assets	0	$ 4,875,757
Total liabilities	$ 0